UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     Richard Spector     New York, NY/USA     November 08, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $203,935 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     8875   224400 SH       Sole                   224400        0        0
AMERICAN TOWER CORP            CL A             029912201     9174   251350 SH       Sole                   251350        0        0
BALL CORP                      COM              058498106    16662   411917 SH       Sole                   411917        0        0
CIGNA CORP                     COM              125509109     8224    70700 SH       Sole                    70700        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108     4547   121750 SH       Sole                   121750        0        0
DOMINOS PIZZA INC              COM              25754A201     9178   357800 SH       Sole                   357800        0        0
EQUINIX INC                    COM NEW          29444U502    12846   213752 SH       Sole                   213752        0        0
FIRST DATA CORP                COM              319963104    16730   398330 SH       Sole                   398330        0        0
GARMIN LTD                     ORD              G37260109     5780   118500 SH       Sole                   118500        0        0
GRANT PRIDECO INC              COM              38821G101     3328    87500 SH       Sole                    87500        0        0
HCA INC                        COM              404119109    15875   318200 SH       Sole                   318200        0        0
HEALTH NET INC                 COM              42222G108    16831   386750 SH       Sole                   386750        0        0
LIMITED BRANDS INC             COM              532716107     5017   189400 SH       Sole                   189400        0        0
MCDONALDS CORP                 COM              580135101     8233   210450 SH       Sole                   210450        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     1110   493500 SH       Sole                   493500        0        0
OMNICARE INC                   COM              681904108     7465   173250 SH       Sole                   173250        0        0
OWENS ILL INC                  COM NEW          690768403     5574   361500 SH       Sole                   361500        0        0
PENN NATL GAMING INC           COM              707569109     3726   102037 SH       Sole                   102037        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    12349   507549 SH       Sole                   507549        0        0
SCHLUMBERGER LTD               COM              806857108    17368   280000 SH       Sole                   280000        0        0
UNIVERSAL AMERN FINL CORP      COM              913377107     2330   145000 SH       Sole                   145000        0        0
WADDELL & REED FINL INC        CL A             930059100     1218    49200 SH       Sole                    49200        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101    11495   891100 SH       Sole                   891100        0        0